Other assets-Other / Other liabilities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Other assets-Other / Other liabilities
Amortization expenses	¥ 5,423	¥ 9,976	¥ 19,129
Indefinite-lived intangibles	¥ 8,380	¥ 8,556